Tax matters - Tax recognized in equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other comprehensive income
Tax recognized in equity, Items not reclassified to profit or loss	€ (510)	€ (82)	€ 500
Actuarial gains or (-) losses on defined benefit pension plans	(530)	(165)	499
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(13)	92	(42)
Financial liabilities at fair value with changes in results attributable to changes in credit risk	33	(9)	43
Tax recognized in equity, Items that may be reclassified to profit or loss	1,136	208	(832)
Cash flow hedges	278	5	(17)
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	857	195	(811)
Other recognized income and expense of investments in subsidiaries, joint ventures and associates	1	8	(4)
Total	€ 626	€ 126	€ (332)